SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 10,925,208	$ 57,372,128
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 8,992,374	$ 22,975,442